SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues		$ 247		$ 1,041		$ 764
Inventory write-off		2,888	[1]	457	[1]	1,267
Research and development payroll		2,431	[1]	2,955	[1]	3,651
Research and development projects		354	[1]	952	[1]	1,085
Operating lease and maintenance		607	[1]	647	[1]	687
Professional Services		4,318	[1]	1,520	[1]	1,233
Directors Insurance		515	[1]	734	[1]	45
Investors relations expenses	[1]	1,019
Plant, property and equipment disposals		453	[1]
Share-based compensation expense		6,701	[1]	369	[1]	(219)
Unrealized loss on digital asset		30,307	[1]
Digital asset custody and sponsor fees	[1]	152
Other segment items	[1]	6,091		4,397		4,770
Net loss		55,589		10,990		11,755
Total asset		122,565		12,837		13,477	[2]
Flywheel [Member]
Segment Reporting Information [Line Items]
Total revenues		247		1,041		764
Inventory write-off		2,888	[1]	457	[1]	1,267
Research and development payroll		2,431	[1]	2,955	[1]	3,651
Research and development projects		354	[1]	952	[1]	1,085
Operating lease and maintenance		607	[1]	647	[1]	687
Professional Services			[1]		[1]
Directors Insurance			[1]		[1]
Investors relations expenses	[1]
Plant, property and equipment disposals	[1]	453
Share-based compensation expense		(29)	[1]	286	[1]	(425)
Unrealized loss on digital asset	[1]
Digital asset custody and sponsor fees	[1]
Other segment items	[1]	3,699		4,104		5,240
Net loss		10,156		8,360		10,741
Total asset		10,722		12,473		13,311	[2]
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total revenues
Inventory write-off			[1]		[1]
Research and development payroll			[1]		[1]
Research and development projects			[1]		[1]
Operating lease and maintenance			[1]		[1]
Professional Services		4,318	[1]	1,520	[1]	1,233
Directors Insurance		515	[1]	734	[1]	45
Investors relations expenses	[1]	1,019
Plant, property and equipment disposals	[1]
Share-based compensation expense		6,730	[1]	83	[1]	206
Unrealized loss on digital asset	[1]	30,307
Digital asset custody and sponsor fees	[1]	152
Other segment items	[1]	2,392		293		(470)
Net loss		45,433		2,630		1,014
Total asset		$ 111,843		$ 364		$ 166	[2]

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.
[2]	Flywheel Segment assets include all Company assets except digital assets, cash and cash equivalents, short term prepaid expenses and long-term prepaid expenses.